K&L Gates llp Four Embarcadero Center Suite 1200 San Francisco, CA 94111 T 415.882.8200 www.klgates.com
April 29, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Ms. Mary Cole

Re:	Grail Advisors ETF Trust
1933 Act File No. 333-148082
1940 Act File No. 811-22154
Joint Proxy Statement
Dear Ms. Cole:
This letter responds to the comments you provided by telephone to the undersigned on April 21, 2011 relating to the preliminary Joint Proxy Statement for Grail Advisors ETF Trust (the “Trust”) and five of its series (the “ETFs”) filed on April 15, 2011. The Joint Proxy Statement includes proposals for shareholders of the ETFs to approve a new Investment Management Services Agreement with a new investment manager, Columbia Management Investment Advisers, LLC, to elect Trustee Nominees to the Board of the Trust, to consider a “manager of managers” structure for their ETF (for certain ETFs only), to consider a Rule 12b-1 Distribution and Service Plan (for certain ETFs only) and to consider a change to the ETFs’ fundamental investment limitation on concentration. A definitive Joint Proxy Statement is being filed concurrently with this letter.
1. Comment: In the Notice of Special Meeting of Shareholders and on the first page of the Joint Proxy Statement, the proposal to approve the “manager of managers” structure appears third and the proposal to approve a Rule 12b-1 Distribution and Service Plan appears fourth, but in the body of the Proxy Statement, these proposals appear in a different order. Consider switching the order of the proposals so that the order is consistent between the Notice of Special Meeting of Shareholders and the first page of the Joint Proxy Statement, and the body of the Joint Proxy Statement.
Response: The ordering in the Notice of Special Meeting of Shareholders and the first page of the Joint Proxy Statement has been switched to align with the ordering in the Joint Proxy Statement.
2. Comment: In various places throughout the Joint Proxy Statement, there are references to the Appendices, and some of these appendices contain required information for the Joint Proxy Statement. Consider highlighting the references to the Appendices in bold to make them more prominent.

U.S. Securities and Exchange Commission
April 29, 2011

Response: Where there are references to the appendices in the Joint Proxy Statement, they now appear in bold text.
3. Comment: In Appendix E to the Joint Proxy Statement, tables are presented for each ETF illustrating an ETF’s Annual Fund Operating Expenses showing fees under the Current Management Agreement and pro forma Annual Fund Operating Expenses showing fees under the New Management Agreement, if approved. First, the pro forma tables should only show the expense limitations if they are in place for no less than one year from the date of the shareholder meeting. Thus, please delete the expense limitations from the tables themselves and move them to a footnote. If the expense limitations will be contractually in place for no less than a year from the date of the shareholder meeting, they can be included in the fee tables. Second, please add a footnote to the 12b-1 fee line item indicating that no such fees have been approved by the Board at this time.
Response: The expense limitations will be extended by Columbia Management Investment Advisers, LLC until May 20, 2012, which is one year from the date of the shareholder meeting. Accordingly, the line item has been retained in the fee tables, and disclosure updated in the notes to the fee tables and throughout the Joint Proxy Statement to indicate the limitations being in place until May 20, 2012, instead of March 1, 2012. Also, a footnote has been added to the line item for the 12b-1 fees in the fee tables indicating that no 12b-1 fees are currently paid by an ETF, and that the Board has not currently approved any such payments.
4. Comment: On Schedule A to the 12b-1 Distribution and Service Plan appearing in Appendix I, in the first line of the schedule, please change the reference to the “Plan” to indicate it is a “12b-1” plan in order to avoid potential confusion.
Response: The full name of the Plan — the “12b-1 Distribution and Service Plan” — now appears in the first line of Schedule A.
     If you have any questions concerning the foregoing, please do not hesitate to contact me at 415.249.1053.

Sincerely,

/s/ Kurt Decko

Kurt Decko

cc:	William M. Thomas
Grail Advisors, LLC

Stacy L. Fuller
K&L Gates LLP